Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
Restricted share rights expense	$ 338	$ 252	$ 3
Performance shares	128	66	21
Stock options	63	118	221
Total stock incentive compensation expense	529	436	245
Related recognized tax benefit	$ 200	$ 165	$ 92